Employee Stock Option Plan (Assumptions Used for Valuation of Stock Options and Stock Grants) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Option [Member]
Expected annual dividend yield	1.29%	2.79%	3.03%
Expected volatility	32.81%	42.60%	47.62%
Risk-free interest rate	3.01%	3.63%	3.24%
Expected option life	1.3	1.5	2.2
Stock Grants [Member]
Expected annual dividend yield	1.29%	2.79%	3.03%
Expected volatility	43.27%	54.29%	59.02%
Risk-free interest rate	3.01%	3.56%	3.31%
Expected option life	1.7	1.1	1.7